Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
		Jan. 24, 2024	Jun. 30, 2024	Jun. 30, 2023	Jul. 31, 2023	Jan. 23, 2023	Jul. 31, 2022
Shareholders’ Equity [Line Items]
Number of warrants exercised		1,671,429
Gross proceeds from issuance of warrants (in Dollars)				$ 6,500
Number of warrants issued		2,871,429	4,453,393
Warrants and rights outstanding, term		5 years	5 years
Number of warrant par value (in Dollars per share)
American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised		1,435,714			600,000	650,000	185,714
Exercise price per share (in Dollars per share)		$ 4.6			$ 11	$ 10	$ 10
Gross proceeds from issuance of warrants (in Dollars)		$ 6,600
Number of warrants issued			100,500
Exercised warrants		70,500
New Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised		1,200,000
Exercise price per share (in Dollars per share)		$ 4.85
Warrant [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised		1,365,214
Exercise price per share (in Dollars per share)			$ 5.75
Warrants and rights outstanding, term		3 years
Underwriting expenses (in Dollars)		$ 600
Underwriters Warrants [Member]
Shareholders’ Equity [Line Items]
Number of warrants exercised			100
Pre-funded warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)	[1]		$ 0.01
Number of warrants issued	[1]		58,000
Warrants and rights outstanding, term	[1]
Pre-funded warrants [Member] | American Depositary Shares [Member]
Shareholders’ Equity [Line Items]
Number of pre-funded exercised			173,900

[1]	During the six months ended June 30, 2024, 173,900 ADS pre-funded warrants were exercised.